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Invesco Short Term Municipal Fund
Invesco Short Term Municipal Fund
SUPPLEMENT DATED APRIL 1, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Short Term Municipal Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Effective April 1, 2024, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Short Term Municipal Fund		1 Year	5 Years		10 Years		Inception Date
Class A		(0.34%)	1.28%		1.48%		Dec. 06, 2010
Class Y		(0.35%)	1.53%		1.73%		Dec. 06, 2010
Class R6		(0.28%)	1.56%	[1]	1.62%	[1]	May 24, 2019
After Taxes on Distributions | Class A		(0.34%)	1.28%		1.48%
After Taxes on Distributions and Sale of Fund Shares | Class A		0.20%	1.29%		1.50%
S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)	[2]	(2.02%)	1.10%		1.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	(13.01%)	0.02%		1.06%
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	(8.05%)	1.32%		2.19%
[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[2]	Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond Short Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.